GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       December 31, 2001

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------

U.S. & OTHER GOVERNMENT OBLIGATIONS -- 94.6%
--------------------------------------------------------------------------------
Israel State U.S. Government
  Guaranteed Notes,
  5.70% due 2/15/03                                     1,000         $1,027,703
  6.125% due 3/15/03                                    1,000          1,041,773
                                                                      ----------
                                                                       2,069,476
                                                                      ----------
United States Treasury Notes,
  6.625% due 5/31/02                                      145            147,979
  5.75% due 10/31/02                                      790            814,935
  2.75% due 9/30/03                                     1,000            998,907
  3.25% due 12/31/03                                    4,450          4,468,080
  6.00% due 8/15/04                                     3,000          3,185,157
                                                                      ----------
                                                                       9,615,058
                                                                      ----------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                              11,684,534
                                                                      ----------

                                                     PRINCIPAL
                                                      AMOUNT
ISSUER                                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 4.0%
--------------------------------------------------------------------------------
United States Treasury Bills
  1.70% due 2/14/02                                       491        $   489,980
                                                                     -----------
TOTAL SHORT-
  TERM OBLIGATIONS                                                       489,980
                                                                     -----------
TOTAL INVESTMENTS
  (Identified Cost
  $12,112,017)                                           98.6%        12,174,514
OTHER ASSETS,
  LESS LIABILITIES                                        1.4            175,318
                                                        -----        -----------
NET ASSETS                                              100.0%       $12,349,832
                                                        =====        ===========


See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $12,112,017)        $12,174,514
Cash                                                                      95,817
Interest receivable                                                      123,607
--------------------------------------------------------------------------------
  Total assets                                                        12,393,938
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and liabilities                                          44,106
--------------------------------------------------------------------------------
  Total liabilities                                                       44,106
--------------------------------------------------------------------------------
NET ASSETS                                                           $12,349,832
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $12,349,832
================================================================================


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================
INTEREST INCOME (Note 1B):                                            $1,480,101

EXPENSES:
Management fees (Note 2)                                 $ 107,502
Administrative fees (Note 3)                                15,358
Custodian & accounting fees                                 52,960
Legal fees                                                  43,483
Audit fees                                                  24,960
Trustee fees                                                 4,354
Miscellaneous                                                5,581
--------------------------------------------------------------------------------
  Total expenses                                           254,198
Less: aggregate amount waived by the Manager
  and Administrator (Note 3)                              (114,346)
Less: expenses assumed by the Adminstrator (Note 7)        (32,349)
--------------------------------------------------------------------------------
  Net expenses                                                           107,503
--------------------------------------------------------------------------------
Net investment income                                                  1,372,598
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions             678,038
Unrealized appreciation of investments                     134,617
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                        812,655
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $2,185,253
================================================================================


See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                         2001           2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                $ 1,372,598    $ 3,058,531
Net realized gain(loss) on investment transactions       678,038       (211,943)
Unrealized appreciation of investments                   134,617      1,004,159
-------------------------------------------------------------------------------
Net increase in net assets from operations             2,185,253      3,850,747
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           39,652,067      8,472,107
Value of withdrawals                                 (61,829,440)   (43,586,705)
-------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                          (22,177,373)   (35,114,598)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                           (19,992,120)   (31,263,851)
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   32,341,952     63,605,803
-------------------------------------------------------------------------------
End of period                                        $12,349,832    $32,341,952
===============================================================================


FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------
                                                2001        2000        1999        1998        1997
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)     $12,350     $32,342     $63,606     $84,147     $61,298
Ratio of expenses to average net assets          0.35%       0.35%       0.35%       0.35%       0.35%
Ratio of net investment income
  to average net assets                          4.47%       5.90%       5.45%       5.49%       5.65%
Portfolio turnover                                651%        340%        201%        288%        126%
Total return                                     7.44%         --          --          --          --

Note: If Agents of the Portfolio had not voluntarily  waived all or a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                   0.83%       0.40%       0.40%       0.40%       0.41%
Net investment income to average net assets      3.99%       5.85%       5.40%       5.44%       5.59%
======================================================================================================


See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT  ACCOUNTING  POLICIES    Government   Income   Portfolio   (the
"Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management, Inc. (the "Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities. Gain and loss from principal paydowns are recorded as interest income.

     C.   U.S. FEDERAL INCOME TAXES   The  Portfolio is considered a partnership
under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Manager deems it appropriate to do so.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at December 31, 2001.

     H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES The investment management fees paid to the Manager, as compensation for overall investment management services, amounted to $107,502, of which $98,988 was voluntarily waived for the year ended December 31, 2001. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $15,358, all of which was voluntarily waived, for the year ended December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $180,517,975 and $191,751,293, respectively, for the year ended December 31, 2001.

5.   FEDERAL INCOME TAX  BASIS  OF  INVESTMENTS    The   cost   and   unrealized
appreciation (depreciation) in value of the investment securities owned at December 31, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $12,112,017
===============================================================================
Gross unrealized appreciation                                       $    95,668
Gross unrealized depreciation                                           (33,171)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $    62,497
===============================================================================

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

6. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2001, the commitment fee allocated to the Portfolio was $53. Since the line of credit was established, there have been no borrowings by the Portfolio.

7. ASSUMPTION OF EXPENSES The Administrator has voluntarily agreed to pay a portion of the expenses of the Fund for the year ended December 31, 2001, which amounted to $32,349.

8. SUBSEQUENT EVENT The Board of Trustees approved the termination of the Portfolio effective January 18, 2002. The owners of beneficial interest in the Portfolio as of January 18, 2002 received their respective share of the Portfolio's net assets.

GOVERNMENT INCOME PORTFOLIO
INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF GOVERNMENT INCOME PORTFOLIO:

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Income Portfolio (the "Fund"), a series of The Premium Portfolios, at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

     As further discussed in Note 8, the Board of Trustees approved the termination of the Fund subsequent to year end.


PricewaterhouseCoopers LLP
New York, NY
February 21, 2002

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., CHAIRMAN
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

================================================================================









This report is prepared for the information of shareholders of Citi-Short-Term U.S. Government Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Short-Term U.S. Government Income Fund.



(c) 2002 Citicorp      [Recycle Logo] Printed on recycled paper    CFA/USG/1201